Financial Instruments - Analysis of Financial Instruments Measured at Fair Value (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Other investments	£ 318.3	£ 387.3	[1]	£ 498.3	[1]
Payments due to vendors (earnout agreements)	(196.7)	(114.3)
Liabilities in respect of put options	(391.5)	(110.7)
Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Liabilities in respect of put options	(219.6)
Payments due to vendors (earnout agreements) | Level 3
Disclosure of detailed information about financial instruments [line items]
Losses recognised in other comprehensive income	0.0
Disposals	0.0	0.0
At Fair Value | Derivatives in designated hedge relationships | Derivative liabilities | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0.0	0.0
At Fair Value | Derivatives in designated hedge relationships | Derivative liabilities | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(47.2)	(6.3)
At Fair Value | Derivatives in designated hedge relationships | Derivative liabilities | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0.0	0.0
At Fair Value | Derivatives in designated hedge relationships | Derivative assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0.0	0.0
At Fair Value | Derivatives in designated hedge relationships | Derivative assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0.5	9.6
At Fair Value | Derivatives in designated hedge relationships | Derivative assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Derivative liabilities | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Derivative liabilities | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(6.4)	(6.7)
At Fair Value | Held at fair value through profit or loss | Derivative liabilities | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Payments due to vendors (earnout agreements) | Level 1
Disclosure of detailed information about financial instruments [line items]
Payments due to vendors (earnout agreements)	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Payments due to vendors (earnout agreements) | Level 2
Disclosure of detailed information about financial instruments [line items]
Payments due to vendors (earnout agreements)	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Payments due to vendors (earnout agreements) | Level 3
Disclosure of detailed information about financial instruments [line items]
Payments due to vendors (earnout agreements)	(196.7)	(114.3)
At Fair Value | Held at fair value through profit or loss | Liabilities in respect of put options | Level 1
Disclosure of detailed information about financial instruments [line items]
Liabilities in respect of put options	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Liabilities in respect of put options | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities in respect of put options	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Liabilities in respect of put options | Level 3
Disclosure of detailed information about financial instruments [line items]
Liabilities in respect of put options	(391.5)	(110.7)
At Fair Value | Held at fair value through profit or loss | Derivative assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Derivative assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2.5	0.2
At Fair Value | Held at fair value through profit or loss | Derivative assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Other investments | Level 1
Disclosure of detailed information about financial instruments [line items]
Other investments	0.4	0.1
At Fair Value | Held at fair value through profit or loss | Other investments | Level 2
Disclosure of detailed information about financial instruments [line items]
Other investments	0.0	0.0
At Fair Value | Held at fair value through profit or loss | Other investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Other investments	227.9	263.2
At Fair Value | Held at fair value through other comprehensive income | Other investments | Level 1
Disclosure of detailed information about financial instruments [line items]
Other investments	27.9	20.6
At Fair Value | Held at fair value through other comprehensive income | Other investments | Level 2
Disclosure of detailed information about financial instruments [line items]
Other investments	0.0	0.0
At Fair Value | Held at fair value through other comprehensive income | Other investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Other investments	62.1	103.4
At Fair Value | Payments due to vendors (earnout agreements) | Level 3
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(114.3)	(243.7)
(Losses)/gains recognised in the income statement	(58.7)	13.4
Losses recognised in other comprehensive income		0.0
Exchange adjustments	1.0	5.3
Additions	81.7	4.5
Reclassification from other investments to interests in associates		0.0
Cancellations	0.0	0.0
Settlements	57.0	115.2
Ending balance	(196.7)	(114.3)
At Fair Value | Liabilities in respect of put options | Liabilities in respect of put options | Level 3
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(110.7)	(204.5)
(Losses)/gains recognised in the income statement	(40.6)	12.3
Losses recognised in other comprehensive income	0.0	0.0
Exchange adjustments	1.3	2.3
Additions	247.7	4.2
Disposals	0.0	0.0
Reclassification from other investments to interests in associates		0.0
Cancellations	0.8	30.5
Settlements	5.4	52.9
Ending balance	(391.5)	(110.7)
At Fair Value | Other investments | Other investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Other investments	290.0	366.6		£ 456.1
(Losses)/gains recognised in the income statement	(7.7)	7.9
Losses recognised in other comprehensive income	(42.8)	(106.1)
Exchange adjustments	0.0	0.0
Additions	5.9	15.9
Disposals	(32.0)	(7.0)
Reclassification from other investments to interests in associates		(0.2)
Cancellations	0.0	0.0
Settlements	£ 0.0	£ 0.0

[1]	Figures have been restated as described in the accounting policies.